Loans, Net - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of loan portfolio covered with FDIC			10.00%		15.90%	35.30%
Pledged loans as collateral for FHLB advances with a carrying amount	$ 895,900,000		$ 895,900,000		$ 741,900,000	$ 154,100,000
Loan amount	2,306,337,000		2,306,337,000		1,770,711,000	729,673,000
Purchase of loan from third party	71,200,000	0	71,200,000	0
Sale of loans to third party	23,000,000	0	23,000,000	0
Increase in expected cash flow for certain ASC 310-30 loan pools resulted in the reclassification			13,000,000	11,500,000	34,800,000	24,800,000
FLORIDA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of outstanding loan representing loans to customers					85.20%	99.60%
ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB of ASC 310-30 loans	890,000,000		890,000,000		628,500,000	851,100,000
1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process	9,800,000		9,800,000
Syndicated National Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan amount	$ 505,700,000		$ 505,700,000		$ 481,000,000	$ 260,500,000